Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss attributable to Net Element, Inc. stockholders	$ (5,941,434)	$ (6,458,382)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-controlling interest	(35,054)	(106,261)
Share based compensation	2,718,152	2,050,862
Deferred revenue	206,212	(94,732)
Impairment for Goodwill	0	1,326,566
Provision for bad debt	2,968	(9,226)
Depreciation and amortization	3,035,799	3,120,243
Non cash interest	386,004	56,875
Changes in assets and liabilities:
Accounts receivable	(581,557)	(263,758)
Due from Mullen Technologies, Inc.	(480,000)
Prepaid expenses and other assets	198,448	(132,218)
Accounts payable and accrued expenses	3,512,074	(1,642,618)
Net cash provided by (used in) operating activities	3,021,612	(2,152,649)
Cash flows from investing activities:
Purchase of portfolios and client acquisition costs	(603,533)	(2,313,662)
Sale of Portfolio	162,000
Purchase of equipment and changes in other assets	(1,376,810)	(138,000)
Net cash used in investing activities	(1,818,343)	(2,451,662)
Cash flows from financing activities:
Proceeds from SBA loans	651,392
Proceeds from indebtedness	4,666,190	3,034,500
Repayment of indebtedness	(2,971,054)	(162,447)
Lease liability	420,608	380,986
Related party advances	255,576	202,471
Net cash provided by financing activities	3,022,712	3,455,510
Effect of exchange rate changes on cash	(20,225)	15,505
Net increase (decrease) in cash	4,205,756	(1,133,296)
Cash and restricted cash at beginning of year	1,116,255	2,249,551
Cash and restricted cash at end of year	5,322,011	1,116,255
Supplemental disclosure of cash flow information
Interest	1,060,636	730,993
Taxes	266,559	120,544
Shares issued for redemption of indebtedness	$ 3,822,290